UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31, 2004

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The registrant’s Schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (the “Act”) is as follows:

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments

September 30, 2004 (Unaudited)

Shares	Description	Value

Common Stocks — 96.6%
Biotechnology — 1.1%
347,100	MedImmune, Inc.*	$8,226,270

Brokers — 1.1%
85,261	The Bear Stearns Companies, Inc.	8,199,550

Chemicals — 4.9%
836,350	Agrium, Inc.	14,853,576
380,600	Monsanto Co.	13,861,452
196,100	Rohm and Haas Co.	8,426,417

		37,141,445

Computer Hardware — 3.4%
162,000	CDW Corp.	9,400,860
82,100	Ditech Communications Corp.*	1,838,219
226,215	Hutchinson Technology, Inc.*@	6,046,727
316,300	Storage Technology Corp.*	7,989,738

		25,275,544

Computer Software — 1.1%
542,040	Activision, Inc.*	7,518,095
65,043	NetIQ Corp.*	695,960

		8,214,055

Construction — 2.0%
321,005	Lennar Corp.	15,279,838

Consumer Durables — 1.6%
75,295	Mohawk Industries, Inc.*	5,977,670
133,300	The Stanley Works	5,669,249

		11,646,919

Defense/Aerospace — 1.2%
241,192	Rockwell Collins, Inc.	8,957,871

Diversified Energy — 3.2%
1,240,500	The Williams Companies, Inc.	15,010,050
327,175	Western Gas Resources, Inc.	9,353,933

		24,363,983

Drugs — 1.8%
165,200	Charles River Laboratories International, Inc.*@	7,566,160
199,200	Watson Pharmaceuticals, Inc.*	5,868,432

		13,434,592

Electrical Utilities — 8.9%
133,700	Edison International	3,544,387
143,756	Energy East Corp.	3,619,776
139,521	Entergy Corp.	8,456,368
288,639	FirstEnergy Corp.	11,857,290
175,800	PG&E Corp.*@	5,344,320
104,255	Pinnacle West Capital Corp.	4,326,582
450,988	PPL Corp.	21,277,614
133,125	Puget Energy, Inc.	3,021,938
159,200	Wisconsin Energy Corp.	5,078,480

		66,526,755

Energy Resources — 3.5%
247,160	EOG Resources, Inc.	16,275,486
331,670	Patina Oil & Gas Corp.	9,807,482

		26,082,968

Environmental & Other Services — 0.7%
188,676	Republic Services, Inc.	5,614,998

Food & Beverage — 1.2%
337,300	Archer-Daniels-Midland Co.	5,727,354
128,300	The Pepsi Bottling Group, Inc.	3,483,345

		9,210,699

Gas Utilities — 0.1%
33,700	AGL Resources, Inc.	1,036,949

Health Insurance — 2.0%
54,979	Aetna, Inc.	5,494,051
373,300	Health Net, Inc.*@	9,227,976

		14,722,027

Home Products — 2.4%
230,500	The Clorox Co.	12,285,650
129,040	The Estee Lauder Companies, Inc.	5,393,872

		17,679,522

Hotel & Leisure — 1.6%
120,471	Harrah’s Entertainment, Inc.	6,382,554
319,143	Hilton Hotels Corp.	6,012,654

		12,395,208

Information Services — 1.1%
102,195	Anteon International Corp.*	3,745,447
505,960	BearingPoint, Inc.*	4,523,282

		8,268,729

Life Insurance — 1.0%
136,605	Torchmark Corp.	7,264,654

Media — 2.6%
432,965	Emmis Communications Corp.*	7,819,348
289,581	Lamar Advertising Co.*	12,049,465

		19,868,813

Mining — 1.0%
78,329	Nucor Corp.	7,156,921

Motor Vehicle — 1.6%
167,690	American Axle & Manufacturing Holdings, Inc.	4,906,609
131,678	Lear Corp.	7,169,867

		12,076,476

Oil Services — 1.9%
751,466	Patterson-UTI Energy, Inc.	14,330,457

Paper & Packaging — 1.1%
328,617	Packaging Corp. of America	8,041,258

Parts & Equipment — 5.4%
284,494	American Standard Companies, Inc.*	11,069,662
199,570	Cummins, Inc.@	14,746,227
229,742	Eaton Corp.	14,567,940

		40,383,829

Property Insurance — 7.0%
131,554	AMBAC Financial Group, Inc.	10,517,742
263,462	PartnerRe Ltd.	14,408,737
287,793	RenaissanceRe Holdings Ltd.	14,844,363
335,230	Willis Group Holdings Ltd.	12,537,602

		52,308,444

Publishing — 0.8%
255,197	A.H. Belo Corp.	5,752,140

Regional Banks — 8.3%
76,636	Commerce Bancshares, Inc.	3,685,425
419,150	FirstMerit Corp.	11,025,741

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

Shares	Description	Value

232,542	KeyCorp.	$7,348,327
148,832	M&T Bank Corp.	14,243,223
206,100	North Fork Bancorporation, Inc.@	9,161,145
518,800	Regions Financial Corp.	17,151,528

		62,615,389

REITS — 7.7%
279,070	Apartment Investment & Management Co.	9,706,055
259,255	Developers Diversified Realty Corp.	10,149,833
539,977	iStar Financial, Inc.	22,263,252
229,253	Plum Creek Timber Co., Inc.	8,030,732
221,600	Prentiss Properties Trust	7,977,600

		58,127,472

Restaurants — 1.0%
181,754	Yum! Brands, Inc.	7,390,118

Retail Apparel — 5.4%
478,100	Abercrombie & Fitch Co.	15,060,150
240,240	Federated Department Stores, Inc.	10,914,103
267,100	J. C. Penney Co., Inc.	9,423,288
205,700	Ross Stores, Inc.	4,821,608

		40,219,149

Semiconductors — 1.4%
136,029	Amphenol Corp.*	4,660,354
273,663	Power Integrations, Inc.*	5,590,935

		10,251,289

Specialty Financials — 3.1%
272,475	American Capital Strategies Ltd.@	8,539,366
400,795	CIT Group, Inc.	14,985,725

		23,525,091

Telephone — 1.1%
244,200	CenturyTel, Inc.	8,361,408

Tobacco — 0.7%
82,200	Reynolds American, Inc.@	5,592,888

Transports — 1.9%
182,400	Teekay Shipping Corp.	7,859,616
139,920	Yellow Roadway Corp.*	6,560,849

		14,420,465

Trust/Processors — 0.7%
131,440	Northern Trust Corp.	5,362,752

TOTAL COMMON STOCKS		$725,326,935

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 2.9%
Joint Repurchase Agreement Account II ¤
$21,500,000	1.91%	10/01/2004	$21,500,000
Maturity Value $21,501,413

TOTAL REPURCHASE AGREEMENT			$21,500,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$746,826,935

Shares	Description	Value
Securities Lending Collateral — 4.7%
35,760,450	Boston Global Investment Trust - Enhanced Portfolio	$35,760,450

TOTAL SECURITIES LENDING COLLATERAL		$35,760,450

TOTAL INVESTMENTS — 104.2%		$782,587,385

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or portion of security is on loan.

¤	Joint repurchase agreement was entered into on September 30, 2004.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE MID CAP VALUE GROWTH FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* – At September 30, 2004, the Mid Cap Value Growth Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $21,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL	$6,644,300,000			$6,644,652,755

*	At September 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 1.625%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

TAX INFORMATION — At September 30, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$687,490,545

Gross unrealized gain	102,858,540
Gross unrealized loss	(7,761,700)

Net unrealized security gain	$95,096,840

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments

September 30, 2004 (Unaudited)

Shares	Description	Value

Common Stocks — 98.0%
Brokers — 2.4%
50,332	Merrill Lynch & Co., Inc.	$2,502,507
34,900	The Bear Stearns Companies, Inc.	3,356,333

		5,858,840

Chemicals — 3.0%
76,700	Rohm and Haas Co.	3,295,799
90,000	The Dow Chemical Co.	4,066,200

		7,361,999

Computer Hardware — 1.9%
23,400	CDW Corp.	1,357,902
115,100	Hewlett-Packard Co.	2,158,125
77,800	Xerox Corp.*	1,095,424

		4,611,451

Computer Software — 3.1%
161,200	Activision, Inc.*	2,235,844
189,511	Microsoft Corp.	5,239,979

		7,475,823

Consumer Durables — 1.3%
95,200	Masco Corp.	3,287,256

Defense/Aerospace — 1.0%
23,100	General Dynamics Corp.	2,358,510

Drugs — 2.3%
45,400	Johnson & Johnson	2,557,382
100,800	Pfizer, Inc.	3,084,480

		5,641,862

Electrical Utilities — 8.6%
54,800	Ameren Corp.	2,529,020
56,900	Dominion Resources, Inc.	3,712,725
69,012	Entergy Corp.	4,182,817
86,310	Exelon Corp.	3,166,714
68,153	FirstEnergy Corp.	2,799,725
98,109	PPL Corp.	4,628,783

		21,019,784

Energy Resources — 11.7%
131,900	Burlington Resources, Inc.	5,381,520
246,900	ChevronTexaco Corp.	13,243,716
29,200	ConocoPhillips	2,419,220
154,133	Exxon Mobil Corp.	7,449,248

		28,493,704

Environmental & Other Services — 0.5%
47,710	Waste Management, Inc.	1,304,391

Food & Beverage — 1.8%
55,195	H.J. Heinz Co.	1,988,124
78,100	Kraft Foods, Inc.	2,477,332

		4,465,456

Health Insurance — 1.0%
23,700	Aetna, Inc.	2,368,341

Home Products — 3.5%
53,100	Avon Products, Inc.	2,319,408
44,700	The Clorox Co.	2,382,510
71,310	The Procter & Gamble Co.	3,859,297

		8,561,215

Large Banks — 12.6%
251,150	Bank of America Corp.	10,882,329
232,990	Citigroup, Inc.	10,279,519
208,538	J.P. Morgan Chase & Co.	8,285,215
45,402	U.S. Bancorp.	1,312,118

		30,759,181

Media — 3.7%
78,367	Fox Entertainment Group, Inc.*	2,173,901
209,700	Time Warner, Inc.*	3,384,558
101,000	Viacom, Inc. Class B	3,389,560

		8,948,019

Medical Products — 1.3%
98,151	Baxter International, Inc.	3,156,536

Motor Vehicle — 0.9%
52,328	Autoliv, Inc.	2,114,051

Paper & Packaging — 0.8%
80,400	Packaging Corp. of America	1,967,388

Parts & Equipment — 5.9%
62,900	Eaton Corp.	3,988,489
181,200	General Electric Co.	6,084,696
145,912	Tyco International Ltd.	4,473,662

		14,546,847

Property Insurance — 7.0%
37,200	American International Group, Inc.	2,529,228
64,525	PartnerRe Ltd.	3,528,872
59,076	RenaissanceRe Holdings Ltd.	3,047,140
65,400	The Allstate Corp.	3,138,546
65,500	Willis Group Holdings Ltd.	2,449,700
31,326	XL Capital Ltd.	2,317,811

		17,011,297

Regional Banks — 3.7%
141,900	KeyCorp.	4,484,040
22,600	PNC Financial Services Group	1,222,660
103,151	Regions Financial Corp.	3,410,172

		9,116,872

REITS — 4.6%
27,300	AvalonBay Communities, Inc.	1,644,006
62,100	Duke Realty Corp.	2,061,720
106,660	iStar Financial, Inc.	4,397,592
50,764	Liberty Property Trust	2,022,438
33,000	Plum Creek Timber Co., Inc.	1,155,990

		11,281,746

Retail Apparel — 1.5%
62,600	J. C. Penney Co., Inc.	2,208,528
62,251	The May Department Stores Co.	1,595,493

		3,804,021

Semiconductors — 0.5%
8,600	Amphenol Corp.*	294,636
55,100	National Semiconductor Corp.*	853,499

		1,148,135

Specialty Financials — 5.0%
111,300	American Capital Strategies Ltd.@	3,488,142
68,114	Countrywide Financial Corp.	2,683,011
50,776	Fannie Mae	3,219,198
38,308	SLM Corp.	1,708,537
29,500	Washington Mutual, Inc.	1,152,860

		12,251,748

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

Shares	Description	Value

Telecommunications Equipment — 0.9%
658,100	Nortel Networks Corp.*	$2,237,540

Telephone — 3.7%
212,000	Sprint Corp.	4,267,560
119,700	Verizon Communications, Inc.	4,713,786

		8,981,346

Thrifts — 0.5%
10,200	Golden West Financial Corp.	1,131,690

Tobacco — 2.2%
112,200	Altria Group, Inc.	5,277,888

Transports — 0.4%
76,800	Southwest Airlines Co.	1,046,016

Trust/Processors — 0.7%
57,200	The Bank of New York Co., Inc.	1,668,524

TOTAL COMMON STOCKS		$239,257,477

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 1.5%
Joint Repurchase Agreement Account II ¤
$3,700,000	1.91%	10/01/2004	$3,700,000
Maturity Value $3,700,196

TOTAL REPURCHASE AGREEMENT			$3,700,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$242,957,477

Shares	Description	Value
Securities Lending Collateral — 1.4%
3,300,000	Boston Global Investment Trust — Enhanced Portfolio	$3,300,000

TOTAL SECURITIES LENDING COLLATERAL		$3,300,000

TOTAL INVESTMENTS — 100.9%		$246,257,477

*	Non-income producing security.

@	All or a portion of security is on loan.

¤	Joint repurchase agreement was entered into on September 30, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments

September 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* – At September 30, 2004, the Growth and Income Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $3,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL	$6,644,300,000			$6,644,652,755

*	At September 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 1.625%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

TAX INFORMATION — At September 30, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$216,285,974

Gross unrealized gain	33,291,092
Gross unrealized loss	(3,319,589)

Net unrealized security gain	$29,971,503

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND

Statement of Investments

September 30, 2004 (Unaudited)

Shares	Description	Value

Common Stocks — 98.4%
Biotechnology — 2.9%
87,500	Biogen Idec, Inc.*	$5,352,375
134,700	Genentech, Inc.*	7,060,974
9,300	ImClone Systems, Inc.*	491,505

		12,904,854

Chemicals — 2.0%
112,500	3M Co.	8,996,625

Computer Hardware — 2.2%
227,600	Dell, Inc.*	8,102,560
4,700	Lexmark International, Inc.*	394,847
15,100	NCR Corp.*	748,809
11,300	Tech Data Corp.*	435,615

		9,681,831

Computer Software — 6.9%
13,600	Autodesk, Inc.	661,368
113,500	BMC Software, Inc.*	1,794,435
16,400	International Business Machines Corp.	1,406,136
667,000	Microsoft Corp.	18,442,550
149,500	Symantec Corp.*	8,204,560

		30,509,049

Consumer Durables — 0.2%
8,500	The Black & Decker Corp.	658,240

Defense/Aerospace — 1.4%
21,200	Northrop Grumman Corp.	1,130,596
61,300	Raytheon Co.	2,328,174
53,000	The Boeing Co.	2,735,860

		6,194,630

Drugs — 8.1%
62,400	Allergan, Inc.	4,527,120
23,900	AmerisourceBergen Corp.	1,283,669
243,100	Johnson & Johnson	13,693,823
535,105	Pfizer, Inc.	16,374,213

		35,878,825

Electrical Utilities — 1.6%
36,100	Alliant Energy Corp.	898,168
208,100	Edison International	5,516,731
44,600	Northeast Utilities	864,794

		7,279,693

Energy Resources — 3.5%
49,800	Apache Corp.	2,495,478
27,288	ConocoPhillips	2,260,811
14,100	EOG Resources, Inc.	928,485
125,066	Exxon Mobil Corp.	6,044,440
70,300	Occidental Petroleum Corp.	3,931,879

		15,661,093

Environmental & Other Services — 2.3%
241,400	Cendant Corp.	5,214,240
28,400	Republic Services, Inc.	845,184
148,100	Waste Management, Inc.	4,049,054

		10,108,478

Food & Beverage — 3.6%
9,200	Anheuser-Busch Companies, Inc.	459,540
109,339	Archer-Daniels-Midland Co.	1,856,576
200,100	Kraft Foods, Inc.	6,347,172
45,300	SUPERVALU, INC.	1,248,015
368,500	Tyson Foods, Inc.	5,903,370

		15,814,673

Gas Utilities — 0.2%
25,200	Sempra Energy	911,988

Grocery — 0.1%
19,000	Albertson’s, Inc.	454,670

Home Products — 4.5%
102,200	Avon Products, Inc.	4,464,096
8,100	The Clorox Co.	431,730
158,100	The Gillette Co.	6,599,094
153,600	The Procter & Gamble Co.	8,312,832

		19,807,752

Hotel & Leisure — 1.4%
36,700	GTECH Holdings Corp.	929,244
40,900	Harman International Industries, Inc.	4,406,975
11,400	Polaris Industries, Inc.	636,348

		5,972,567

Information Services — 3.4%
173,400	Accenture Ltd.*	4,690,470
119,400	IMS Health, Inc.	2,856,048
104,200	Moody’s Corp.	7,632,650

		15,179,168

Internet — 0.9%
43,900	eBay, Inc.*	4,036,166

Large Banks — 7.9%
327,166	Bank of America Corp.	14,176,103
67,532	Citigroup, Inc.	2,979,512
299,900	U.S. Bancorp.	8,667,110
202,200	Wachovia Corp.	9,493,290

		35,316,015

Life Insurance — 3.7%
136,200	MetLife, Inc.	5,264,130
5,700	Nationwide Financial Services, Inc.	200,127
104,000	Principal Financial Group, Inc.	3,740,880
156,700	Prudential Financial, Inc.	7,371,168

		16,576,305

Media — 4.2%
90,264	Comcast Corp.*	2,549,055
27,500	Fox Entertainment Group, Inc.*	762,850
12,100	Liberty Media International, Inc.*	403,680
236,530	The Walt Disney Co.	5,333,752
607,900	Time Warner, Inc.*	9,811,506

		18,860,843

Medical Products — 1.7%
97,900	Zimmer Holdings, Inc.*	7,738,016

Medical Providers — 1.1%
147,100	Caremark Rx, Inc.*	4,717,497

Mining — 0.1%
10,200	Newmont Mining Corp.	464,406

Motor Vehicle — 2.1%
67,100	AutoNation, Inc.*	1,146,068
570,000	Ford Motor Co.	8,008,500

		9,154,568

Oil Refining — 3.9%
10,400	Amerada Hess Corp.	925,600

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

Shares	Description	Value

109,700	Sunoco, Inc.	$8,115,606
102,300	Valero Energy Corp.	8,205,483

		17,246,689

Paper & Packaging — 0.3%
56,600	Louisiana-Pacific Corp.	1,468,770

Parts & Equipment — 3.1%
231,100	General Electric Co.	7,760,338
201,000	Tyco International Ltd.	6,162,660

		13,922,998

Property Insurance — 2.4%
38,400	ACE Ltd.	1,538,304
10,678	American International Group, Inc.	725,997
18,412	Fidelity National Financial, Inc.	701,497
97,200	Loews Corp.	5,686,200
36,400	MBIA, Inc.	2,118,844

		10,770,842

Regional Banks — 0.6%
32,100	Bank of Hawaii Corp.	1,516,725
21,100	UnionBanCal Corp.	1,249,331

		2,766,056

REITS — 0.5%
61,800	Equity Office Properties Trust	1,684,050
14,700	Regency Centers Corp.	683,403

		2,367,453

Restaurants — 0.4%
36,300	Starbucks Corp.*	1,650,198

Retail Apparel — 5.1%
11,900	AutoZone, Inc.*	919,275
36,600	Barnes & Noble, Inc.*	1,354,200
100,700	Coach, Inc.*	4,271,694
17,800	Costco Wholesale Corp.	739,768
118,500	Federated Department Stores, Inc.	5,383,455
70,500	Kmart Holding Corp.*@	6,166,635
36,000	Saks, Inc.	433,800
20,900	The Home Depot, Inc.	819,280
46,700	Wal-Mart Stores, Inc.	2,484,440

		22,572,547

Semiconductors — 0.3%
54,000	Avnet, Inc.*	924,480
47,900	Micron Technology, Inc.*	576,237

		1,500,717

Specialty Financials — 5.0%
56,100	AmeriCredit Corp.*	1,171,368
107,400	CIT Group, Inc.	4,015,686
209,300	Countrywide Financial Corp.	8,244,327
18,700	Federated Investors, Inc. Class B	531,828
124,900	Freddie Mac	8,148,476

		22,111,685

Telecommunications Equipment — 4.3%
523,400	Motorola, Inc.	9,442,136
10,200	Plantronics, Inc.	441,048
239,000	QUALCOMM, Inc.	9,330,560

		19,213,744

Telephone — 4.3%
49,100	BellSouth Corp.	1,331,592
41,100	CenturyTel, Inc.	1,407,264
193,100	SBC Communications, Inc.	5,010,945
415,000	Sprint Corp.	8,353,950
80,700	Verizon Communications, Inc.	3,177,966

		19,281,717

Thrifts — 0.5%
20,600	Golden West Financial Corp.	2,285,570

Tobacco — 0.8%
53,000	Reynolds American, Inc.@	3,606,120

Transports — 0.4%
6,000	FedEx Corp.	514,140
15,800	United Parcel Service, Inc.	1,199,536

		1,713,676

Wireless — 0.5%
110,400	AT&T Wireless Services, Inc.*	1,631,712
16,300	United States Cellular Corp.*	703,345

		2,335,057

TOTAL COMMON STOCKS		$437,691,791

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 1.2%
Joint Repurchase Agreement Account II¤
$5,400,000	1.91%	10/01/2004	$5,400,000
Maturity Value $5,400,287

TOTAL REPURCHASE AGREEMENT			$5,400,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$443,091,791

Shares	Description	Value
Securities Lending Collateral — 1.6%
6,935,700	Boston Global Investment Trust — Enhanced Portfolio	$6,935,700

TOTAL SECURITIES LENDING COLLATERAL		$6,935,700

TOTAL INVESTMENTS — 101.1%		$450,027,491

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or portion of security is on loan.

¤	Joint repurchase agreement was entered in to on September 30, 2004.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* - At September 30, 2004, the CORE U.S. Equity Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $5,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL	$6,644,300,000			$6,644,652,755

*	At September 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 1.625%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

FUTURES CONTRACTS — At September 30, 2004, the Fund had futures contracts open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Value	Loss
S & P 500 Index	115	December 2004	$6,410,675	$(35,690)

TAX INFORMATION — At September 30, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$411,234,787

Gross unrealized gain	44,692,113
Gross unrealized loss	(5,899,409)

Net unrealized security gain	$38,792,704

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

Statement of Investments

September 30, 2004 (Unaudited)

Shares	Description	Value

Common Stocks — 99.9%
Airlines — 1.0%
50,100	Alaska Air Group, Inc.*	$1,241,478
49,100	ExpressJet Holdings, Inc.*	491,491

		1,732,969

Alcohol — 0.5%
18,800	The Boston Beer Co., Inc.*	473,760
9,900	The Robert Mondavi Corp.*	387,783

		861,543

Apartment — 0.2%
9,600	Amli Residential Properties Trust	293,280

Banks — 7.5%
39,100	Bank of Hawaii Corp.	1,847,475
36,700	BankAtlantic Bancorp, Inc.	672,344
6,800	Berkshire Hills Bancorp, Inc.	251,260
34,000	Commercial Capital Bancorp, Inc.	771,460
21,000	Corus Bankshares, Inc.	905,730
8,000	CVB Financial Corp.	177,760
4,200	First Bancorp.	202,860
3,800	First Citizens Bancshares, Inc.	448,400
2,500	First Financial Bankshares, Inc.	100,400
16,800	Greater Bay Bancorp	483,000
14,700	Hancock Holding Co.	467,313
2,200	IBERIABANK Corp.	126,984
6,488	Pacific Capital Bancorp.	191,915
31,100	PFF Bancorp, Inc.	1,190,197
32,900	R&G Financial Corp. Class B	1,271,585
13,700	Republic Bancorp, Inc.	210,980
71,400	Silicon Valley Bancshares*	2,653,938
6,175	Sterling Bancorp.	167,034
14,895	Texas Regional Bancshares, Inc.	463,085
6,510	U.S.B. Holding Co., Inc.	164,573
10,470	UMB Financial Corp.	499,105

		13,267,398

Biotechnology — 3.3%
14,800	Albany Molecular Research, Inc.*	142,080
80,300	Applera Corp. — Applied Biosystems Group	1,515,261
16,500	Applera Corp. — Celera Genomics Group*	192,885
9,200	Bio-Rad Laboratories, Inc.*	470,120
8,400	Cephalon, Inc.*	402,360
7,800	Connetics Corp.*	210,756
64,000	deCODE genetics, Inc.*	481,920
36,100	Gen-Probe, Inc.*	1,439,307
22,400	Guilford Pharmaceuticals, Inc.*	112,000
17,500	Immucor, Inc.*	433,125
15,300	Maxygen, Inc.*	151,317
7,800	United Therapeutics Corp.*	272,454

		5,823,585

Chemicals — 1.0%
12,800	Arch Chemicals, Inc.	364,800
11,000	Compass Minerals International, Inc.	244,200
4,400	FMC Corp.*	213,708
11,000	Georgia Gulf Corp.	490,490
25,500	NewMarket Corp.*	532,440

		1,845,638

Computer Hardware — 2.4%
100,700	Adaptec, Inc.*	765,320
16,200	Echelon Corp.*@	127,656
118,600	InFocus Corp.*	1,086,376
82,600	Komag, Inc.*	1,148,140
66,100	SeaChange International, Inc.*@	1,056,939

		4,184,431

Computer Software — 4.4%
6,500	ANSYS, Inc.*	323,245
102,400	Aspect Communications Corp.*	1,016,832
48,700	Epicor Software Corp.*	585,861
124,275	eResearch Technology, Inc.*	1,656,586
9,800	FileNET Corp.*	171,108
24,100	Intergraph Corp.*	654,797
43,400	Internet Security Systems, Inc.*	737,800
19,500	MSC.Software Corp.*	156,780
12,000	QAD, Inc.	83,640
3,300	Quality Systems, Inc.*	166,683
30,000	S1 Corp.*	239,400
6,100	SPSS, Inc.*	81,313
57,900	SS&C Technologies, Inc.	1,130,787
19,900	Websense, Inc.*	829,233

		7,834,065

Construction — 2.3%
32,800	Brookfield Homes Corp.	864,280
26,950	Griffon Corp.*	568,645
9,800	Lennox International, Inc.	146,412
55,700	USG Corp.*@	1,015,411
44,000	Washington Group International, Inc.*	1,523,280

		4,118,028

Consumer Durables — 0.6%
32,000	Applica, Inc.*	129,280
2,000	CSS Industries, Inc.	61,880
21,600	Kimball International, Inc. Class B	299,808
8,000	The Toro Co.	546,400

		1,037,368

Defense/Aerospace — 0.7%
11,100	Curtiss-Wright Corp.	635,253
18,200	United Industrial Corp.	598,598

		1,233,851

Diversified — 0.9%
7,300	Acuity Brands, Inc.	173,521
4,800	Kaman Corp.	57,312
19,360	Myers Industries, Inc.	211,992
10,000	NACCO Industries, Inc.	861,500
14,100	Teledyne Technologies, Inc.*	353,064

		1,657,389

Drugs — 2.9%
22,200	Alpharma, Inc.	406,038
52,900	Kos Pharmaceuticals, Inc.*	1,883,769
10,200	Noven Pharmaceuticals, Inc.*	212,568
12,200	Nutraceutical International Corp.*	171,898
71,300	USANA Health Sciences, Inc.*@	2,481,240

		5,155,513

Electrical Equipment — 1.3%
10,700	Agilysys, Inc.	185,003
17,500	Coherent, Inc.*	453,950
8,100	CyberOptics Corp.*	125,064
28,400	Esterline Technologies Corp.*	868,756
38,500	NMS Communications Corp.*	187,880
5,900	Rofin-Sinar Technologies, Inc.*	173,342

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

Shares	Description	Value

5,300	Woodward Governor Co.	$357,697

		2,351,692

Electrical Utilities — 2.0%
60,300	Alliant Energy Corp.	1,500,264
9,600	Avista Corp.	173,760
5,200	Central Vermont Public Service Corp.	104,572
12,000	IDACORP, Inc.	348,720
13,300	Northeast Utilities	257,887
128,200	Sierra Pacific Resources*@	1,147,390

		3,532,593

Energy — 0.3%
20,500	NRG Energy, Inc.*	552,270

Energy Resources — 1.0%
19,950	Patina Oil & Gas Corp.	589,922
18,500	The Houston Exploration Co.*	1,097,975

		1,687,897

Financial Services — 3.2%
15,700	Advanta Corp. Class B	379,783
41,000	AmeriCredit Corp.*	856,080
50,600	CompuCredit Corp.*	942,172
6,600	NCO Group, Inc.*	177,870
38,900	New Century Financial Corp.	2,342,558
40,900	World Acceptance Corp.*	950,925

		5,649,388

Food & Beverage — 2.6%
12,800	Chiquita Brands International, Inc.*	222,848
24,100	Corn Products International, Inc.	1,111,010
15,101	Flowers Foods, Inc.	390,361
4,300	J & J Snack Foods Corp.*	184,384
42,100	Nash-Finch Co.	1,324,045
24,300	Pilgrim’s Pride Corp.	658,044
22,950	Sanderson Farms, Inc.	767,677

		4,658,369

Forest — 0.9%
7,300	Chesapeake Corp.	175,346
4,400	Greif Bros. Corp.	185,460
45,500	Louisiana-Pacific Corp.	1,180,725

		1,541,531

Gas Utilities — 0.2%
12,500	Southwest Gas Corp.	299,375

Gold — 0.1%
11,300	Royal Gold, Inc.@	193,004

Grocery — 0.2%
8,800	Ruddick Corp.	172,832
25,200	The Great Atlantic & Pacific Tea Co., Inc.*	153,720

		326,552

Healthcare REIT — 1.3%
8,100	Healthcare Realty Trust, Inc.	316,224
52,300	HRPT Properties Trust	574,777
26,400	National Health Investors, Inc.	750,816
16,700	Omega Healthcare Investors, Inc.	179,692
25,400	Senior Housing Properties Trust	452,628

		2,274,137

Home Products — 0.9%
42,800	Nu Skin Enterprises, Inc.	1,006,228
28,100	Perrigo Co.	577,455

		1,583,683

Hotels — 2.5%
39,300	Choice Hotels International, Inc.	2,263,287
35,700	FelCor Lodging Trust, Inc.*	403,767
210,700	La Quinta Corp.*	1,643,460
4,000	The Marcus Corp.	77,880

		4,388,394

Industrial Components — 3.1%
20,200	Applied Industrial Technologies, Inc.	721,948
8,000	CIRCOR International, Inc.	156,000
76,600	Hughes Supply, Inc.	2,303,362
38,200	MTS Systems Corp.	811,750
3,600	The Genlyte Group, Inc.*	231,804
42,600	Watsco, Inc.	1,279,278

		5,504,142

Industrial Services — 1.4%
34,200	Dollar Thrifty Automotive Group, Inc.*	832,086
9,700	Hewitt Associates, Inc.*	256,662
33,900	Integrated Electrical Services, Inc.*	163,059
56,600	Spherion Corp.*	442,612
48,500	United Rentals, Inc.*	770,665

		2,465,084

Information Services — 4.3%
10,200	Acxiom Corp.	242,148
38,300	Arbitron, Inc.*	1,402,163
22,700	Century Business Services, Inc.*	101,923
25,400	Cerner Corp.*@	1,098,804
15,100	Convergys Corp.*	202,793
7,000	Daktronics, Inc.*	171,150
37,100	eFunds Corp.*	689,689
27,700	Keane, Inc.*	425,472
61,400	Orbitz, Inc.*@	1,670,080
12,900	Pre-Paid Legal Services, Inc.*@	331,272
10,000	SOURCECORP, Inc.*	221,400
8,200	Symyx Technologies, Inc.*	193,110
61,100	TeleTech Holdings, Inc.*	576,784
9,200	Viad Corp.	218,316

		7,545,104

Leisure & Entertainment — 1.4%
12,700	Arctic Cat, Inc.	329,565
5,090	Dover Downs Gaming & Entertainment, Inc.	52,376
8,900	GTECH Holdings Corp.	225,348
30,400	Handleman Co.	621,984
5,600	Polaris Industries, Inc.	312,592
32,900	Vail Resorts, Inc.*	594,503
26,700	World Wrestling Entertainment, Inc.	326,274

		2,462,642

Life Insurance — 0.5%
8,200	AmerUs Group Co.	336,200
4,250	Delphi Financial Group, Inc.	170,723
6,500	FBL Financial Group, Inc.	170,235
1,300	National Western Life Insurance Co.*	211,770

		888,928

Machinery — 0.1%
4,400	Tennant Co.	178,332

Media — 0.9%
38,700	Hearst-Argyle Television, Inc.	946,215
12,500	Insight Communications Co., Inc.*	110,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

Shares	Description	Value

12,300	The Liberty Corp.	$488,802

		1,545,017

Medical Products — 3.9%
36,700	Advanced Medical Optics, Inc.*	1,452,219
40,200	Align Technology, Inc.*	614,256
36,300	Dade Behring Holdings, Inc.*	2,022,563
24,000	Haemonetics Corp.*	788,160
10,800	Hologic, Inc.*	208,116
17,100	Mentor Corp.	575,928
16,300	Respironics, Inc.*	871,072
8,500	Ventana Medical Systems, Inc.*	428,740

		6,961,054

Medical Providers — 2.5%
19,200	Apria Healthcare Group, Inc.*	523,200
71,300	Kindred Healthcare, Inc.*	1,739,720
7,500	PAREXEL International Corp.*	147,000
16,000	RehabCare Group, Inc.*	368,480
22,700	Sierra Health Services, Inc.*	1,088,011
29,600	Stewart Enterprises, Inc.*	205,720
11,800	Sunrise Senior Living, Inc.*@	414,416

		4,486,547

Mining — 4.4%
14,500	Brush Engineered Materials, Inc.*	300,295
29,600	Carpenter Technology Corp.	1,413,104
19,200	Commercial Metals Co.	762,624
18,500	Metals USA, Inc.*	328,190
27,800	Oregon Steel Mills, Inc.*	462,314
18,200	Quanex Corp.	933,296
27,300	Reliance Steel & Aluminum Corp.	1,083,810
26,100	RTI International Metals, Inc.*	505,557
60,600	Ryerson Tull, Inc.	1,040,502
4,200	Silgan Holdings, Inc.	194,460
8,400	Southern Peru Copper Corp.	433,944
38,100	USEC, Inc.	395,097

		7,853,193

Mortgage — 0.7%
92,800	Capstead Mortgage Corp.@	1,155,360

Motor Vehicle — 1.2%
27,400	Lithia Motors, Inc.	582,524
186,500	Visteon Corp.	1,490,135

		2,072,659

Office Industrial — 2.0%
12,500	AMB Property Corp.	462,750
3,000	Bedford Property Investors, Inc.	91,020
32,200	Cousins Properties, Inc.	1,104,782
34,400	Glenborough Realty Trust, Inc.	714,488
17,300	Kilroy Realty Corp.	657,919
14,100	PS Business Parks, Inc.	561,885

		3,592,844

Oil Refining — 1.2%
69,000	Tesoro Petroleum Corp.*	2,037,570

Oil Services — 3.3%
49,600	Petroleum Development Corp.*	2,173,472
30,600	Universal Compression Holdings, Inc.*	1,042,542
115,500	Veritas DGC, Inc.*	2,631,090

		5,847,104

Other REIT — 1.0%
19,500	Commercial Net Lease Realty	355,290
5,000	Correctional Properties Trust	136,500
26,900	Entertainment Properties Trust	1,016,820
15,300	Highland Hospitality Corp.	174,420

		1,683,030

Property Insurance — 2.7%
6,200	Argonaut Group, Inc.*	115,754
35,300	LandAmerica Financial Group, Inc.	1,606,150
4,800	Selective Insurance Group, Inc.	178,560
42,500	Stewart Information Services Corp.	1,674,500
6,600	The Midland Co.	180,510
24,000	Zenith National Insurance Corp.	1,015,440

		4,770,914

Publishing — 1.9%
33,700	American Greetings Corp.*	846,544
27,500	Bowne & Co., Inc.	357,225
23,600	Consolidated Graphics, Inc.*	988,840
34,700	Journal Communications, Inc.	608,638
8,800	Pulitzer, Inc.	434,720
8,300	The Standard Register Co.	87,150

		3,323,117

Restaurants — 2.4%
19,650	CEC Entertainment, Inc.*	722,138
76,400	CKE Restaurants, Inc.*	844,220
32,700	Dave & Buster’s, Inc.*	620,646
17,500	Jack in the Box, Inc.*	555,275
6,900	Lone Star Steakhouse & Saloon, Inc.	178,227
42,100	Papa John’s International, Inc.*@	1,291,628

		4,212,134

Retail — 0.2%
11,300	Heritage Property Investment Trust	329,621

Retail Apparel — 6.4%
47,550	Brookstone, Inc.*	898,219
24,100	Charming Shoppes, Inc.*	171,592
30,000	Circuit City Stores, Inc.	460,200
35,100	Coldwater Creek, Inc.*	732,537
31,000	Dick’s Sporting Goods, Inc.*	1,104,220
11,800	GameStop Corp.*	218,418
19,400	Goody’s Family Clothing, Inc.	163,348
8,700	Haverty Furniture Cos., Inc.	152,598
55,600	Longs Drug Stores Corp.	1,345,520
52,200	Movie Gallery, Inc.	915,066
42,700	Payless ShoeSource, Inc.*	432,551
6,500	PETCO Animal Supplies, Inc.*	212,290
43,200	Shopko Stores, Inc.*	752,112
59,700	Skechers U.S.A., Inc.*	866,844
27,100	Sonic Automotive, Inc.	543,355
65,500	Stage Stores, Inc.*	2,241,410

		11,210,280

Security/Asset Management — 1.1%
16,800	CharterMac	369,432
23,100	eSPEED, Inc.*	227,073
26,600	Gabelli Asset Management, Inc.@	1,139,810
9,700	Nuveen Investments	287,120

		2,023,435

Semiconductor Components — 0.2%
14,000	Cree, Inc.*@	427,420

Semiconductors — 3.4%

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

Shares	Description	Value

312,200	Atmel Corp.*	$1,130,164
53,050	Avnet, Inc.*	908,216
119,900	CommScope, Inc.*	2,589,840
8,900	Littelfuse, Inc.*	307,317
14,500	Microsemi Corp.*	204,450
37,700	Silicon Image, Inc.*	476,528
18,100	Standard Microsystems Corp.*	316,931

		5,933,446

Supply Chain — 1.4%
50,300	EnPro Industries, Inc.*	1,214,242
27,100	Imagistics International, Inc.*	910,560
9,300	Tech Data Corp.*	358,515

		2,483,317

Telecommunications Equipment — 2.6%
60,000	Anixter International, Inc.	2,105,400
85,600	Artesyn Technologies, Inc.*	854,288
35,400	Audiovox Corp.*	596,136
50,900	C-COR.net Corp.*	430,105
4,800	EMS Technologies, Inc.*	82,800
45,000	Optical Communication Products, Inc.*	94,050
4,300	Plantronics, Inc.	185,932
10,900	ViaSat, Inc.*	219,090

		4,567,801

Telephone — 0.3%
3,900	Commonwealth Telephone Enterprises, Inc.*	169,845
87,200	Time Warner Telecom, Inc.*	418,560

		588,405

Thrifts — 0.1%
5,700	Flushing Financial Corp.	108,357
1,200	WSFS Financial Corp.	60,000

		168,357

Truck Freight — 0.8%
8,800	Covenant Transport, Inc.*	170,016
3,300	Landstar System, Inc.*	193,644
18,500	Overseas Shipholding Group, Inc.	918,340
8,700	Swift Transportation Co., Inc.*	146,334

		1,428,334

Wireless — 0.3%
15,000	Boston Communications Group, Inc.*	131,550
8,700	United States Cellular Corp.*	375,405

		506,955

TOTAL COMMON STOCKS		$176,336,089

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$176,336,089

Securities Lending Collateral — 6.9%
12,102,075	Boston Global Investment Trust — Enhanced Portfolio	$12,102,075

TOTAL SECURITIES LENDING COLLATERAL		$12,102,075

TOTAL INVESTMENTS — 106.8%		$188,438,164

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or portion of security is on loan.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS – At September 30, 2004, the Fund had futures contracts open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Value	Gain
Russell 2000 Index	3	December 2004	$172,200	$514

TAX INFORMATION — At September 30, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$173,444,901

Gross unrealized gain	21,519,351
Gross unrealized loss	(6,525,448)

Net unrealized security gain	$14,993,903

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments

September 30, 2004 (Unaudited)

Shares	Description	Value

Common Stocks — 99.7%
France — 17.4%
69,387	European Aeronautic Defence & Space Co.@ (Capital Goods)	$1,843,917
26,084	L’Oreal SA@ (Household & Personal Products)	1,713,765
43,194	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	2,890,992
77,531	Pages Jaunes*@ (Media)	1,489,361
46,655	PSA Peugeot Citroen (Automobiles & Components)	2,882,665
39,360	Schneider Electric SA (Capital Goods)	2,552,522
16,784	Total Fina Elf SA Class B@ (Energy)	3,427,213

		16,800,435

Germany — 6.3%
30,866	Bayerische Motoren Werke (BMW) AG (Automobiles & Components)	1,269,916
46,454	Deutsche Boerse AG (Diversified Financials)	2,352,936
10,005	SAP AG (Software & Services)	1,554,001
14,211	Schering AG (Pharmaceuticals & Biotechnology)	895,895

		6,072,748

Greece — 1.1%
54,220	OPAP SA (Hotels Restaurants & Leisure)	1,042,555

Hong Kong — 6.0%
302,320	Dah Sing Banking Group Ltd. (Banks)	622,233
154,113	Dah Sing Financial Group (Banks)	1,106,797
426,000	Esprit Holdings Ltd. (Retailing)	2,179,273
294,000	Wing Hang Bank Ltd. (Banks)	1,924,470

		5,832,773

Italy — 2.5%
634,158	Banca Intesa SpA (Banks)	2,416,688

Japan — 12.5%
70,300	Credit Saison Co. Ltd. (Diversified Financials)	2,168,636
225	KDDI Corp. (Telecommunication Services)	1,094,002
81,000	Konica Minolta Holdings, Inc.@ (Technology Hardware & Equipment)	1,108,191
67	Millea Holdings Inc (Insurance)	863,402
232,000	Mitsui Fudosan Co. Ltd. (Real Estate)	2,412,717
69,000	RICOH Co. Ltd.@ (Technology Hardware & Equipment)	1,300,102
48,100	Shin-Etsu Chemical Co. Ltd. (Materials)	1,730,147
18,550	USS Co. Ltd. (Retailing)	1,400,298

		12,077,495

Netherlands — 7.0%
78,822	ASML Holding NV* (Semiconductors & Semiconductor Equipment)	1,015,047
155,513	ING Groep NV@ (Diversified Financials)	3,931,895
70,155	VNU NV@ (Media)	1,807,765

		6,754,707

Norway — 3.2%
411,925	Telenor ASA (Telecommunication Services)	3,143,211

Russia — 1.6%
6,700	Mobile Telesystems ADR (Telecommunication Services)	971,433
35,370	YUKOS ADR*@ (Energy)	569,457

		1,540,890

South Korea — 4.1%
125,063	Hyundai Motor Co. Ltd. GDR*†@ (Automobiles & Components)	2,866,444
5,600	Samsung Electronics Co. Ltd. GDR† (Semiconductors & Semiconductor Equipment)	1,109,617

		3,976,061

Spain — 2.7%
192,375	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,653,243

Sweden — 4.8%
583,716	Skandia Forsakrings AB (Insurance)	2,315,824
735,008	Telefonaktiebolaget LM Ericsson (Technology Hardware & Equipment)	2,291,520

		4,607,344

Switzerland — 8.7%
55,170	Credit Suisse Group (Diversified Financials)	1,764,243
80,611	Novartis AG (Pharmaceuticals & Biotechnology)	3,766,989
20,512	Zurich Financial Services AG (Insurance)	2,934,741

		8,465,973

Taiwan — 1.4%
182,965	Hon Hai Precision Industry Co. Ltd.@ (Technology Hardware & Equipment)	1,335,642

United Kingdom — 20.4%
107,098	British Sky Broadcasting Group PLC (Media)	929,466
44,773	Carnival PLC (Hotels Restaurants & Leisure)	2,208,202
162,147	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	3,498,452
149,185	HBOS PLC (Banks)	2,016,733
35,864	Man Group PLC (Diversified Financials)	772,264
209,348	Prudential PLC (Insurance)	1,706,561
2,117,444	Vodafone Group PLC (Telecommunication Services)	5,078,443
206,154	WM. Morrison Supermarket PLC (Food & Staples Retailing)	718,291
308,132	WPP Group PLC (Media)	2,872,898

		19,801,310

TOTAL COMMON STOCKS		$96,521,075

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

Principal		Interest	Maturity
Amount	Description	Rate	Date	Value

Short-Term Obligation — 0.4%
State Street Bank & Trust Euro Time Deposit
$364,000		1.81%	10/01/2004	$364,000

TOTAL SHORT-TERM OBLIGATION				$364,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL				$96,885,075

Shares	Description	Value
Securities Lending Collateral — 7.6%
7,368,392	Boston Global Investment Trust — Enhanced Portfolio	$7,368,392

TOTAL SECURITIES LENDING COLLATERAL		$7,368,392

TOTAL INVESTMENTS — 107.7%		$104,253,467

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,976,061, which represent approximately 4.1% of net assets as of September 30, 2004.

*	Non-income producing security.

@	All or a portion of security is on loan.

Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS – At September 30, 2004, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on	Current
Purchase Contracts	Date	Settlement Date	Value	Gain	Loss
Australian Dollar	11/29/2004	$4,935,275	$4,974,505	$39,230	$—
	12/15/2004	611,000	632,267	21,267	—
Canadian Dollar	12/15/2004	1,206,000	1,225,593	19,593	—
Danish Krone	11/30/2004	750,899	759,435	8,536	—
Euro Currency	12/15/2004	605,000	609,897	4,897	—
Japanese Yen	10/29/2004	9,670,296	9,710,822	40,526	—
	12/15/2004	1,201,181	1,197,593	—	3,588
New Zealand Dollar	11/23/2004	231,387	234,321	2,934	—
Norwegian Krone	12/15/2004	611,702	618,514	6,812	—
Pound Sterling	11/19/2004	5,672,701	5,740,790	68,089	—
	12/15/2004	1,200,983	1,218,262	17,279	—
Singapore Dollar	11/19/2004	873,103	876,737	3,634	—
Swedish Krona	12/15/2004	1,193,000	1,220,417	27,417	—
Swiss Franc	12/15/2004	597,000	603,484	6,484	—

Open Forward Foreign Currency Purchase Contracts		$29,359,527	$29,622,637	$266,698	$3,588

				Unrealized
Open Forward Foreign Currency	Expiration	Value on	Current
Sale Contracts	Date	Settlement Date	Value	Gain	Loss
Australian Dollar	12/15/2004	$597,000	$627,249	$—	$30,249
Canadian Dollar	12/15/2004	1,434,138	1,465,530	—	31,392
Euro Currency	10/27/2004	4,083,398	4,123,794	—	40,396
	12/15/2004	607,000	614,759	—	7,759
Hong Kong Dollar	12/14/2004	3,629,490	3,629,406	84	—
	12/14/2004	485,740	485,772	—	32
Norwegian Krone	11/18/2004	2,297,040	2,334,908	—	37,868
Pound Sterling	11/19/2004	189,092	189,509	—	417
	12/15/2004	597,000	604,895	—	7,895
Swedish Krona	12/10/2004	1,880,623	1,926,269	—	45,646
	12/15/2004	607,117	623,493	—	16,376
Swiss Franc	11/22/2004	1,656,870	1,675,734	—	18,864
	12/15/2004	1,802,085	1,826,575	—	24,490

Open Forward Foreign Currency Sale Contracts		$19,866,593	$20,127,893	$84	$261,384

TAX INFORMATION — At September 30, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$100,413,704

Gross unrealized gain	7,995,118
Gross unrealized loss	(4,155,355)

Net unrealized security gain	$3,839,763

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

As a % of
Common Stock Industry Classifications‡	net assets
Automobiles & Components	7.3%
Banks	11.1
Capital Goods	4.5
Consumer Durables & Apparel	3.0
Diversified Financials	11.4
Energy	4.1
Food & Staples Retailing	0.7
Hotels Restaurants & Leisure	3.4
Household & Personal Products	1.8
Insurance	8.1
Materials	1.8
Media	7.3
Pharmaceuticals & Biotechnology	8.4
Real Estate	2.5
Retailing	3.7
Semiconductors & Semiconductor Equipment	2.2
Software & Services	1.6
Technology Hardware & Equipment	6.2
Telecommunication Services	10.6

TOTAL COMMON STOCK	99.7%

‡	Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments

September 30, 2004 (Unaudited)

Shares	Description	Value

Common Stocks — 99.2%
Banks — 1.1%
22,116	Citigroup, Inc.	$975,758
23,232	JPMorgan Chase & Co.	923,007

		1,898,765

Beverages — 4.0%
118,960	PepsiCo, Inc.	5,787,404
28,065	The Coca-Cola Co.	1,124,003

		6,911,407

Biotechnology — 2.3%
69,420	Amgen, Inc.*	3,934,726

Broadcasting & Cable/Satellite TV — 3.9%
96,218	Clear Channel Communications, Inc.	2,999,115
80,850	Univision Communications, Inc.*	2,555,669
35,600	XM Satellite Radio Holdings, Inc.*	1,104,312

		6,659,096

Commercial Services — 4.7%
40,945	Moody’s Corp.	2,999,221
64,190	The McGraw-Hill Cos., Inc.	5,115,301

		8,114,522

Computer Hardware — 3.1%
147,565	Dell, Inc.*	5,253,314

Computer Services — 2.5%
99,500	First Data Corp.	4,328,250

Computer Software — 6.4%
28,775	Electronic Arts, Inc.*	1,323,362
17,855	Intuit, Inc.*	810,617
320,575	Microsoft Corp.	8,863,899

		10,997,878

Drugs & Medicine — 8.0%
25,740	Eli Lilly & Co.	1,545,687
253,550	Pfizer, Inc.	7,758,630
45,670	Schering-Plough Corp.	870,470
96,095	Wyeth	3,593,953

		13,768,740

Electrical Equipment — 2.2%
58,100	General Electric Co.	1,950,998
56,800	Tyco International Ltd.	1,741,488

		3,692,486

Financials — 10.1%
86,750	Fannie Mae	5,499,950
69,465	Freddie Mac	4,531,897
8,315	Golden West Financial Corp.	922,549
141,750	MBNA Corp.	3,572,100
15,465	Merrill Lynch & Co., Inc.	768,920
16,255	Morgan Stanley	801,371
128,510	The Charles Schwab Corp.	1,181,007

		17,277,794

Foods — 1.8%
47,290	Wm. Wrigley Jr. Co.	2,993,930

Gaming/Lodging — 4.6%
61,800	GTECH Holdings Corp.	1,564,776
51,120	Harrah’s Entertainment, Inc.	2,708,337
35,480	Marriott International, Inc.	1,843,541
39,390	Starwood Hotels & Resorts Worldwide, Inc.	1,828,484

		7,945,138

Household/Personal Care — 6.6%
78,700	Avon Products, Inc.	3,437,616
62,045	Colgate-Palmolive Co.	2,803,193
23,521	Energizer Holdings, Inc.*	1,084,318
72,320	The Procter & Gamble Co.	3,913,959

		11,239,086

Insurance — 1.1%
13,000	AMBAC Financial Group, Inc.	1,039,350
23,100	Willis Group Holdings Ltd.	863,940

		1,903,290

Internet and Online — 2.8%
27,780	CheckFree Corp.*	768,673
25,540	eBay, Inc.*	2,348,147
8,400	Google, Inc.*@	1,088,640
18,200	Yahoo!, Inc.*	617,162

		4,822,622

Manufacturing — 1.5%
30,855	3M Co.	2,467,474

Medical Products — 2.9%
27,200	Guidant Corp.	1,796,288
40,600	Medtronic, Inc.	2,107,140
14,600	St. Jude Medical, Inc.*	1,098,942

		5,002,370

Movies & Entertainment — 5.6%
92,700	Liberty Media Corp. Series A*	808,344
231,010	Time Warner, Inc.*	3,728,502
149,018	Viacom, Inc. Class B	5,001,044

		9,537,890

Networking Telecom Equipment — 1.8%
165,000	Cisco Systems, Inc.*	2,986,500

Oil & Gas — 0.6%
20,692	Exxon Mobil Corp.	1,000,044

Other Consumer Discretionary — 1.9%
147,915	Cendant Corp.	3,194,964

Other Energy — 0.6%
20,530	Apache Corp.	1,028,758

Other Health Care — 1.1%
59,995	Caremark Rx, Inc.*	1,924,040

Publishing — 3.7%
19,700	Gannett Co., Inc.	1,650,072
59,115	Lamar Advertising Co.*	2,459,775
34,400	The E.W. Scripps Co.	1,643,632
21,610	Valassis Communications, Inc.*	639,224

		6,392,703

Retailing — 6.5%
34,955	Dollar Tree Stores, Inc.*	942,037
30,665	Family Dollar Stores, Inc.	831,022
61,700	Lowe’s Companies, Inc.	3,353,395
32,600	PETCO Animal Supplies, Inc.*	1,064,716
92,130	Wal-Mart Stores, Inc.	4,901,316

		11,092,486

Semiconductors/Semiconductor Capital Equipment — 6.5%
112,600	Intel Corp.	2,258,756
61,700	Linear Technology Corp.	2,236,008

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments (continued)

September 30, 2004 (Unaudited)

Shares	Description	Value

170,260	QUALCOMM, Inc.	$6,646,951

		11,141,715

Telecommunications — 1.3%
73,300	American Tower Corp.*	1,125,155
77,490	Crown Castle International Corp.*	1,153,051

		2,278,206

TOTAL COMMON STOCKS		$169,788,194

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 0.8%
Joint Repurchase Agreement Account II ¤
$1,400,000	1.91%	10/01/2004	$1,400,000
Maturity Value $1,400,074

TOTAL REPURCHASE AGREEMENT			$1,400,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$171,188,194

Shares	Description	Value
Securities Lending Collateral — 0.6%
1,056,625	Boston Global Investment Trust — Enhanced Portfolio	$1,056,625

TOTAL SECURITIES LENDING COLLATERAL		$1,056,625

TOTAL INVESTMENTS — 100.6%		$172,244,819

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or portion of security is on loan.

¤	Joint repurchase agreement was entered in to on September 30, 2004.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments

September 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* – At September 30, 2004, the Capital Growth Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value
Banc of America Securities LLC	$800,000,000	1.90%	10/01/2004	$800,042,222
Barclays Capital PLC	800,000,000	1.90	10/01/2004	800,042,222
Bear Stearns & Co.	500,000,000	1.90	10/01/2004	500,026,389
Greenwich Capital Markets	400,000,000	1.90	10/01/2004	400,021,111
J.P. Morgan Chase & Co.	500,000,000	1.90	10/01/2004	500,026,389
Morgan Stanley & Co.	844,300,000	1.90	10/01/2004	844,344,561
UBS LLC	800,000,000	1.90	10/01/2004	800,042,222
UBS LLC	1,500,000,000	1.95	10/01/2004	1,500,081,250
Westdeutsche Landesbank AG	500,000,000	1.90	10/01/2004	500,026,389

TOTAL	$6,644,300,000			$6,644,652,755

*	At September 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 1.625%, due 06/15/2005; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 05/05/2005 to 10/01/2034 and Federal National Mortgage Association, 0.00% to 10.00%, due 05/01/2006 to 10/01/2034.

TAX INFORMATION — At September 30, 2004, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$172,473,263

Gross unrealized gain	17,444,188
Gross unrealized loss	(17,672,632)

Net unrealized security loss	$(228,444)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*		/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 24, 2004

By (Signature and Title)*		JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	November 24, 2004

* Print the name and title of each signing officer under his or her signature.